Average Annual Total Returns		12 Months Ended	51 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	16.04%
FT Vest U.S. Equity Deep Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		11.32%	7.53%
Performance Inception Date	Sep. 18, 2020
FT Vest U.S. Equity Deep Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.32%	7.53%
FT Vest U.S. Equity Deep Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.70%	5.89%